Income and Expenses Items	12 Months Ended
Dec. 31, 2020
Text Block1 [Abstract]
Income and Expenses Items

7.	INCOME AND EXPENSES ITEMS

7(a)Other operating income

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Gain on disposal of property, plant, and equipment	239	88	93
Rental income	199	89	99
Reversal of allowance for other receivable	80	—	—
Reversal of allowance for trade receivables for related parties	11	—	—
Reversal of allowance for trade receivable	—	122	—
Reversal of allowance for foreseeable loss	—	—	507
Other operating income – others	285	86	106
Total other operating income	814	385	805

7(b)Other operating expenses

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Allowance for trade receivables	124	—	570
Impairment of property, plant, and equipment	4	546	11
Allowance for foreseeable loss	—	193	—
Allowance for other receivable	—	30	53
Allowance for trade receivables for related parties	—	—	1
Other operating expenses – others	1	1	810
Total other operating expenses	129	770	1,445

For the year ended December 31, 2018, the Company recognized other operating expenses – others, which amounted to $749, due to a write-off of other current assets.

7.	INCOME AND EXPENSES ITEMS (continued)

7(c)Finance costs

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Interest on debts and borrowings	536	754	1,196
Interest on leases liabilities	79	91	4
Total interest expenses	615	845	1,200
Banking charges	129	167	178
Total finance costs	744	1,012	1,378

7(d)Finance income

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Interest income	320	506	482
Total finance income	320	506	482

7(e)Other income

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Government grants	973	425	106
Dividend income	108	109	105
Net gain on financial instruments	3	146	—
Other income	89	37	1,606
Total other income	1,173	717	1,817

Other Income for the year ended December 31, 2018 includes income from discharge of related party liabilities, which amounted to $1,537. Refer to Note 24(b) for related party transactions.

The government grants for year 2020 due to the COVID-19 epidemic is US $882K.

7(f)Other expenses

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Others	1	3	9
Net loss on financial instruments	—	—	2
Total other expenses	1	3	11

7.	INCOME AND EXPENSES ITEMS (continued)

7(g)Depreciation, amortization and lease expense included in the consolidated income statements

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Included in cost of sales:
Depreciation – tangible assets	3,893	4,089	4,162
Depreciation – right of use assets	121	135	—
Amortization – intangible assets	19	10	9
Operating lease expenses	2	3	16
Included in selling expenses:
Depreciation – tangible assets	92	93	141
Depreciation – right of use assets	113	112	—
Amortization – intangible assets	1	1	1
Operating lease expenses	1	1	184
Included in general and administrative expenses:
Depreciation – tangible assets	590	552	598
Depreciation – right of use assets	387	260	—
Amortization – intangible assets	42	39	34
Amortization – prepaid land lease payment	—	—	38
Depreciation – investment property	144	33	35
Operating lease expenses	14	170	200
	5,419	5,498	5,418

7(h)Employee benefits expenses

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Included in cost of sales:
Wages and salaries	13,065	14,429	13,674
Labor and health insurance costs	71	126	162
Pension costs	736	994	890
Other employment benefits	702	816	892
Included in selling expenses:
Wages and salaries	3,557	3,495	3,685
Labor and health insurance costs	7	12	14
Pension costs	300	330	324
Other employment benefits	14	50	68
Included in general and administrative expenses:
Wages and salaries	8,861	8,117	8,818
Labor and health insurance costs	89	85	224
Pension costs	640	757	671
Director fees	1,065	640	1,046
Other employment benefits	186	286	325
Total employee benefits expenses	29,293	30,137	30,793

The accrued compensation and retirement benefits for expatriates were included in employee benefits expenses and in accruals.